Note 1 - Organization and Summary of Significant Accounting Policies (Details Textual)	1 Months Ended		12 Months Ended			77 Months Ended
	Sep. 30, 2016 USD ($) $ / shares shares	Mar. 31, 2015 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2017 USD ($)	Aug. 31, 2011 USD ($)
Derivative Liability		$ 63,000	$ 63,000	$ 63,000
Impairment of Long-Lived Assets to be Disposed of			$ 0	$ 0	$ 0
Nonsoftware License Arrangement [Member] | SpePharm AG [Member]
Deferred Revenue, Additions		$ 2,000,000
Deferred Revenue, Recognition Period		2 years
Deferred Revenue, Revenue Recognized	$ 417,000
Lymphoseek [Member] | Cardinal Health 414 [Member]
Sales Revenue, Percent of Sales Made to Entity			99.00%	99.00%
Series NN Warrants [Member]
Share-based Compensation Arrangement By Share-based Payment Award Award, Vesting, Threshold Consecutive Trading Days	5
Minimum [Member]
Finite-Lived Intangible Asset, Useful Life			5 years
Maximum [Member]
Finite-Lived Intangible Asset, Useful Life			15 years
The 2002 and 2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period			10 years
The 2002 and 2014 Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			1 year
The 2002 and 2014 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			4 years
The 2016 Plan [Member] | Employee Stock Option [Member] | Scenario, Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized | shares	10,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	100.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price | $ / shares	$ 2.50
PPCO [Member] | Platinum Loan Agreement [Member] | Fair Value, Inputs, Level 3 [Member]
Embedded Derivative, Fair Value of Embedded Derivative Liability			$ 153,000	$ 3,000,000
Former Executive [Member]
Accounts Payable, Disputed			894,000
Chief Executive Officer [Member] | Employee Stock Option [Member] | Scenario, Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures | shares	5,000,000
GDS Business [Member
Disposal Group, Including Discontinued Operation, Consideration							$ 30,300,000
Maximum Royalty Income						$ 20,000,000
Royalty Revenue, Net			$ 0	759,000	$ 0
Royalty Revenue, Gross				1,200,000
Royalty Revenue, Tax Effect Allocated to Discontinued Operations				$ 436,000